Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Subordinated Liabilities [Line Items]
Fair value (losses)/gains on net trading and funding of other items by trading book	£ (15)	£ 89	£ (42)
Gains (losses) on equity derivatives trading desk	15	(88)	43
Net gain on equity index-linked deposits and the related economic hedges	0	1	1
Exchange rate differences recognised	242	(751)	1,102
Principally offset from cash flow hedge reserve	(358)	809	(1,013)
Loss on repurchase of debt securities and subordinated liabilities	1	£ 24	0
Gains on disposals of UK head office site	£ 73
Vocalink Holdings Limited
Disclosure Of Subordinated Liabilities [Line Items]
Gain on sale of shares			£ 15